UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712
Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	2/28/2010
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of May 31, 2009 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 90.3%
Asset Backed Security 0.5%
	Citibank Credit Card Issuance Trust,
	Ser. 2007-A8, Class A8,
$3,500	5.65%, 9/20/19	$3,525,420

Collateralized Mortgage Obligations 5.9%
	Federal Home Loan Mortgage Corp.,
	Ser. 2496, Class PM,
9,000	5.50%, 9/15/17	9,513,896
	Ser. 2501, Class MC,
4,528	5.50%, 9/15/17	4,798,947
	Ser. 2513, Class HC,
6,650	5.00%, 10/15/17	7,036,684
	Ser. 2518, Class PV,
5,500	5.50%, 6/15/19	5,813,544
	Federal National Mortgage Association,
	Ser. 2002-18, Class PC,
9,953	5.50%, 4/25/17	10,468,920
	Ser. 2002-57, Class ND,
4,130	5.50%, 9/25/17	4,373,990
	MLCC Mortgage Investors, Inc.,
	Ser. 2003-E, Class A1,
359	0.619%, 10/25/28 FRN	262,702
	Structured Adjustable Rate Mortgage Loan Trust,
	Ser. 2004-1, Class 4A3,
1,204	4.905%, 2/25/34 FRN	910,419

	Total collateralized mortgage obligations	43,179,102

Commercial Mortgage Backed Securities 7.4%
	Bear Stearns Commercial Mortgage Securities, Inc.,
	Ser. 2004-T16, Class A5,
10,800	4.60%, 2/13/46	9,257,004
	Ser. 2006-PW11, Class A4,
2,000	5.456%, 3/11/39 FRN	1,798,580
	Ser. 2006-T22, Class A4,
6,000	5.464%, 4/12/38 FRN	5,392,601
	Commercial Mortgage Loan Trust,
	Ser. 2008-LS1, Class A2,
3,000	6.02%, 12/10/49 FRN	2,693,790
	CWCapital Cobalt,
	Ser. 2007-C3, Class A3,
3,100	5.82%, 5/15/46 FRN	2,396,818
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2007-GG9, Class A2,
4,000	5.381%, 3/10/39	3,693,019
	Merrill Lynch Mortgage Trust,
	Ser. 2006-C1, Class ASB,
5,000	5.657%, 5/12/39 FRN	4,681,498
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Ser. 2007-9, Class A2,
5,000	5.59%, 9/12/49	4,390,665
	Morgan Stanley Capital I,

		Ser. 2005-T19, Class AAB,
3,625		4.852%, 6/12/47	3,504,778
		Ser. 2006-IQ11, Class A4,
7,200		5.771%, 10/15/42 FRN	6,082,228
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2006-C25, Class A4,
4,000		5.7402%, 5/15/43 FRN	3,369,911
		Ser. 2006-C27, Class A2,
5,000		5.624%, 7/15/45	4,723,649
		Ser. 2007-C33, Class A3,
2,500		5.902%, 2/15/51 FRN	1,914,731

		Total commercial mortgage backed securities	53,899,272

Corporate Bonds 2.1%
		African Development Bank, MTN
13,940		3.00%, 5/27/14	13,753,106
		Depfa ACS Bank, 144A,
2,960		5.125%, 3/16/37	1,623,856

		Total corporate bonds	15,376,962

Mortgage Backed Securities 45.4%
		Federal Home Loan Mortgage Corp.,
3,092		2.83%, 5/1/34 FRN	3,095,727
28,440		5.00%, 6/1/33 - 5/1/34	29,182,740
14,000	(f)	5.00%, TBA 30 YR	14,266,869
7,677		5.50%, 5/1/37 - 1/1/38	7,939,355
11,000	(f)	5.50%, TBA 30YR	11,323,125
2,067		6.00%, 8/1/32 - 9/1/34	2,176,459
9,000	(f)	6.00%, TBA 30 YR	9,385,308
1,242		6.50%, 8/1/10 - 9/1/32	1,328,956
305		7.00%, 8/1/11 - 9/1/32	328,349
41	(a)	7.50%, 6/1/24	45
216		8.00%, 3/1/22 - 8/1/22	238,139
134		8.50%, 1/1/17 - 9/1/19	145,886
103		9.00%, 1/1/20	111,160
86		11.50%, 10/1/19	96,848
		Federal National Mortgage Association,
8,893		3.642%, 7/1/33 FRN	8,969,106
1,149		3.689%, 4/1/34 FRN	1,155,692
2,795		3.929%, 6/1/34 FRN	2,797,430
1,055		4.50%, 1/1/20	1,089,449
19,000		4.50%, TBA 30 YR	19,071,251
2,600		4.623%, 4/1/34 FRN	2,684,607
20,020		5.00%, 7/1/18 - 5/1/36	20,731,971
3,500	(f)	5.00%, TBA 30 YR	3,583,125
80,761		5.50%, 8/1/15 - 5/1/37	83,777,516
10,000	(f)	5.50%, TBA 15 YR	10,434,380
3,250		5.50%, TBA 30 YR	3,359,688
27,057		6.00%, 11/1/14 - 5/1/36	28,425,513
4,000		6.00%, TBA 30 YR	4,175,000
4,039		6.26%, 3/1/11	4,266,562
17,337		6.50%, 8/1/10 - 10/1/37	18,594,557
7,559		7.00%, 4/1/11 - 2/1/36	8,151,140
296		7.50%, 6/1/09 - 10/1/26	309,333
12		8.50%, 6/1/17 - 3/1/25	13,193
155		9.00%, 4/1/25	171,593
28		9.50%, 1/1/25 - 2/1/25	32,020
		Government National Mortgage Association,
10,019		5.00%, 7/15/33 - 4/15/34	10,363,884
5,167		5.50%, 2/15/34 - 2/15/36	5,377,332

6,000	(f)	6.00%, TBA 30 YR	6,251,250
6,400		7.00%, 3/15/22 - 2/15/29	6,950,880
750		7.50%, 9/15/09 - 7/15/24	819,497
670		8.50%, 4/15/25	739,198
419		9.50%, 10/15/09 - 8/20/21	459,174

		Total mortgage backed securities	332,373,307

Municipal Bond 0.5%
		Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ,
3,850		5.05%, 7/1/42	3,960,533

Small Business Administration Agency 2.2%
		Small Business Administration Participation Certificates,
		Ser. 1995-20B-1,
1,030		8.15%, 2/1/15	1,075,563
		Ser. 1995-20L-1,
3,409		6.45%, 12/1/15	3,645,888
		Ser. 1996-20H-1,
4,061		7.25%, 8/1/16	4,406,852
		Ser. 1996-20K-1,
2,345		6.95%, 11/1/16	2,487,398
		Ser. 1997-20A-1,
914		7.15%, 1/1/17	990,747
		Ser. 1998-20I-1,
2,975		6.00%, 9/1/18	3,154,624

		Total small business administration agency	15,761,072

U.S. Government Agency Securities 8.5%
		Citibank NA, FDIC Gtd.,
13,430		1.875%, 6/4/12	13,461,453
		Federal Farm Credit Bank,
1,870	(b)	4.875%, 1/17/17	1,965,286
		Federal Home Loan Bank,
1,320		5.00%, 11/17/17	1,406,702
3,215		5.625%, 6/11/21	3,442,490
		Federal Home Loan Mortgage Corp.,
3,820		3.75%, 3/27/19	3,755,748
		Federal National Mortgage Association,
8,625		5.00%, 5/11/17	9,319,175
2,535		6.625%, 11/15/30	3,090,502
		Financing Corp. Principal FICO STRIPS,
10,000	(g)	4.78%, 5/11/18	6,583,860
5,820	(g)	5.59%, 11/30/17	3,927,214
7,200	(g)	5.59%, 11/30/17	4,858,409
		General Electric Capital Corp., FDIC Gtd.,
7,500	(b)	3.00%, 12/9/11	7,763,910
		Tennessee Valley Authority,
1,080		5.50%, 6/15/38	1,077,332
		Tennessee Valley Authority, Ser. B,
1,895		4.50%, 4/1/18	1,913,196

		Total U.S. government agency securities	62,565,277

U.S. Government Treasury Obligations 17.8%
		United States Treasury Bonds,
5,955	(b)	3.50%, 2/15/39	5,131,543
9,495		5.375%, 2/15/31	10,837,650
18,665	(b)	6.25%, 8/15/23	22,640,067
1,385		7.875%, 2/15/21	1,881,219
4,210		8.75%, 5/15/20	6,029,511

1,080	(c)	8.75%, 8/15/20	1,549,125
		United States Treasury Inflation Indexed Notes,
111		1.625%, 1/15/15	112,103
11		2.00%, 7/15/14	11,645
		United States Treasury Notes,
12,735	(b)	0.875%, 4/30/11	12,732,962
19,840		0.875%, 5/31/11	19,821,351
4,480	(b)	1.875%, 4/30/14	4,386,189
2,515	(b)	3.125%, 5/15/19	2,443,096
9,115		3.25%, 5/31/16	9,217,544
2,600		5.125%, 5/15/16	2,945,517
		United States Treasury Strips, I/O
15,000	(b)(g)	4.578%, 8/15/21	8,684,550
		United States Treasury Strips, P/O
6,590	(b)(g)	4.30%, 5/15/20	4,136,648
12,610	(c)(g)	4.47%, 5/15/21	7,432,372
12,820	(g)	5.97%, 11/15/21	7,349,616
6,850	(g)	7.33%, 8/15/29	2,736,027

		Total U.S. government treasury obligations	130,078,735

		Total long-term investments (cost $653,976,766)	660,719,680

SHORT-TERM INVESTMENTS 33.4%
Shares
Affiliated Mutual Funds 33.4%
12,384,589		Dryden Core Investment Fund—Short-Term Bond Series (cost $121,882,672)(e)	95,609,026
149,019,118		Dryden Core Investment Fund—Taxable Money Market Series (cost $149,019,118; includes $58,971,179 of cash collateral received for securities on loan)(d)(e)	149,019,118

		Total affiliated mutual funds (cost $270,901,790)	244,628,144

		Total Investments 123.7% (cost $924,878,556)	905,347,824
		Liabilities in excess of other assets(i) (23.7%)	(173,545,834)

		Net Assets 100.0%	$731,801,990

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corporation

FICO—Financing Corporation

FRN—Floating Rate Note

I/O—Interest Only

MTN—Medium Term Note

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $58,379,595; cash collateral of $58,971,179 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	All or partial principal amount pledged as collateral for futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Short-Term Bond Series.
(f)	All or partial principal amount of $53,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(g)	The rate shown is the effective yield at reporting date.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$926,004,594	$16,983,084	$(37,639,854)	$(20,656,770)

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at May 31, 2009:

Number of Contracts	Type	Expiration Date	Value at May 31, 2009	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1	U.S. 2 Yr. Treasury Notes	Sep. 2009	$216,813	$216,814	$(1)
51	U.S. 3 Yr. Treasury Notes	Sep. 2009	11,407,266	11,437,643	(30,377)
324	U.S. 5 Yr. Treasury Notes	Sep. 2009	37,411,875	37,457,097	(45,222)
	Short Positions:
139	U.S. 10 Yr. Treasury Notes	Sep. 2009	16,263,000	16,579,279	316,279
131	U.S. Long Bonds	Sep. 2009	15,412,969	15,602,029	189,060

					$429,739

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2009.

Interest rate swap agreements outstanding at May 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)(c)
Deutsche Bank AG(a)	8/15/21	$8,050	4.82818%	3 month LIBOR	$(1,183,819)
Morgan Stanley Capital Services(a)	5/21//39	810	3.79750%	3 month LIBOR	34,232
Morgan Stanley Capital Services(b)	6/2/19	2,000	5.33950%	3 month LIBOR	44,436
Royal Bank of Scotland(a)	10/3/13	25,000	3.99715%	3 month LIBOR	(1,613,030)
Royal Bank of Scotland(b)	10/3/13	25,000	3.93524%	3 month LIBOR	1,546,283
Royal Bank of Scotland(b)	10/21/13	18,000	3.88272%	3 month LIBOR	1,044,132
Royal Bank of Scotland(a)	10/24/13	18,000	3.52959%	3 month LIBOR	(765,333)
Royal Bank of Scotland(a)	10/31/13	18,000	3.76805%	3 month LIBOR	(942,521)
Royal Bank of Scotland(b)	10/31/13	18,000	3.77203%	3 month LIBOR	945,607

					$(890,013)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR - London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$244,628,144	$429,739
Level 2 - Other Significant Observable Inputs	660,719,680	293,806
Level 3 - Significant Unobservable Inputs	—	(1,183,819)

Total	$905,347,824	$(460,274)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 2/28/09	$(1,602,419)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	418,600
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/09	$(1,183,819)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.